Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 21		$ 22
Contributions from sale of noncontrolling interest, temporary equity	0
Distributions to noncontrolling interest, temporary equity	(3)		(3)
Net income attributable to noncontrolling interest, temporary equity	2		2
Noncontrolling interest - ending balance, temporary equity	20		21
Noncontrolling interest - beginning balance, equity	49		50
Contributions from sale of noncontrolling interest, equity	12
Distributions to noncontrolling interest, equity	(6)		(5)
Net income attributable to noncontrolling interest, equity	4		4
Noncontrolling interest - ending balance, equity	59		49
Noncontrolling interest - beginning balance	70		72
Contributions from sale of noncontrolling interest	12
Distributions to noncontrolling interest	(9)		(8)
Net income attributable to noncontrolling interest	6		6
Noncontrolling interest - ending balance	79		70
B2M Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	21		22
Distributions to noncontrolling interest, temporary equity	(3)		(3)
Net income attributable to noncontrolling interest, temporary equity	2		2
Noncontrolling interest - ending balance, temporary equity	20		21
Noncontrolling interest - beginning balance, equity	49		50
Distributions to noncontrolling interest, equity	(6)		(5)
Net income attributable to noncontrolling interest, equity			4
Noncontrolling interest - ending balance, equity	47		49
Noncontrolling interest - beginning balance	70		72
Distributions to noncontrolling interest	(9)		(8)
Net income attributable to noncontrolling interest			6
Noncontrolling interest - ending balance	67		70
Niagara Reinforcement Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	0
Contributions from sale of noncontrolling interest, equity		$ 12
Distributions to noncontrolling interest, equity	0
Net income attributable to noncontrolling interest, equity	0
Noncontrolling interest - ending balance, equity	$ 12		$ 0